Subordinated Loans - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions		1 Months Ended			12 Months Ended
		Nov. 30, 2018 EUR (€)	May 31, 2018 EUR (€)	May 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	[1]				€ 119,751	€ 96,086
Redemption of subordinated loans	[2]				131,170	96,837	€ 123,748
Interest expense on subordinated loans					€ 711	€ 784	€ 816
Subordinated loans [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate					4.44%	4.73%
Interest expense on subordinated loans					€ 711	€ 784
Subordinated CRD IV Tier 2 notes March 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued								€ 750
Debt instruments coupon rate								2.00%	2.00%
Subordinated CRD IV Tier 2 notes March 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued | $									$ 1,250
Debt instruments coupon rate								4.70%	4.70%
Tier 2 Debt Securities 6.125% [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated loans			€ 1,000
Redemption of subordinated loans			6.125%	6.125%
Tier 2 Debt Securities 6.875% [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated loans | £				£ 800
Redemption of subordinated loans			6.875%	6.875%
Tier 2 Debt Securities 3.50% [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated loans		€ 1,057
Redemption of subordinated loans		3.50%
Tier 2 Debt Securities 4.125% [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated loans		€ 2,058
Redemption of subordinated loans		4.125%

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.